Investment Strategy	Mar. 27, 2025
Thompson LargeCap Fund | Thompson LargeCap Fund
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks, and Performance
Strategy Narrative [Text Block]

Principal Investment Strategies of the Fund

The LargeCap Fund normally invests at least 80% of its net assets plus any borrowing for investment purposes in a diversified portfolio of equity securities of large-capitalization companies that at the time of purchase fall within the capitalization ranges of companies in the S&P 500 Index, the Fund’s benchmark. Although market capitalizations are constantly changing, as of December 31, 2024, the smallest company in the S&P 500 Index had a market capitalization of $5.8 billion. The Fund’s equity investments included within this 80% may include common stocks, American Depositary Receipts (ADRs), and real estate investment trusts (REITs). Although current income is not its primary objective, the LargeCap Fund anticipates that capital growth will be accompanied by growth through dividend income.

We invest in equity securities that possess most of the following characteristics:

●	Leading market positions

●	High barriers to entry and other competitive or technological advantages

●	High returns on equity and assets

●	Good growth prospects

●	Strong management

●	Relatively low debt burdens

We also generally seek to identify investment opportunities in equity securities of companies that we believe have above-average potential for earnings and dividend growth.

To achieve a better risk-adjusted return on its equity investments, the LargeCap Fund invests in a diversified portfolio of companies, including companies from a blend of industries and style classes. We believe that holding a diverse group of stocks will provide competitive returns under different market environments relative to more narrow investment styles. Our flexible approach to equity investing enables us to adapt to changing market trends and conditions and to invest wherever we believe opportunity exists.

Thompson MidCap Fund | Thompson MidCap Fund
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks, and Performance
Strategy Narrative [Text Block]

Principal Investment Strategies of the Fund

The MidCap Fund normally invests at least 80% of its net assets plus any borrowing for investment purposes in a diversified portfolio of equity securities of medium-sized companies that at the time of purchase fall within the 12-month average of the capitalization ranges of stocks in the Russell Midcap Index, the Fund’s benchmark. Although market capitalizations are constantly changing, as of December 31, 2024, the Russell Midcap Index included companies with market capitalizations between $205 million and $152 billion. The Fund’s equity investments included within this 80% may include common stocks, American Depositary Receipts (ADRs), and real estate investment trusts (REITs).

We invest in equity securities that possess most of the following characteristics:

●	Strong market positions

●	High barriers to entry and other competitive or technological advantages

●	High returns on equity and assets

●	Good growth prospects

●	Strong management

●	Relatively low debt burdens

We also generally seek to identify investment opportunities in equity securities of companies that we believe have above-average potential for earnings and dividend growth.

To achieve a better risk-adjusted return on its equity investments, the MidCap Fund invests in a diversified portfolio of companies, including companies from a blend of industries and style classes. We believe that holding a diverse group of stocks will provide competitive returns under different market environments relative to more narrow investment styles. Our flexible approach to equity investing enables us to adapt to changing market trends and conditions and to invest wherever we believe opportunity exists.

Thompson Bond Fund | Thompson Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks, and Performance
Strategy Narrative [Text Block]

Principal Investment Strategies of the Fund

The Bond Fund normally invests at least 80% of its net assets plus any borrowing for investment purposes in a diversified portfolio of bonds, including corporate bonds of domestic issuers and of foreign issuers payable in U.S. dollars, short-term debt instruments, mortgage- and asset-backed securities, bonds of foreign government issuers (including their agencies and instrumentalities) payable in U.S. dollars, and U.S. Treasury securities and other debt securities issued or guaranteed by the U.S. Government (including its agencies and instrumentalities). Although the Bond Fund invests primarily in debt securities rated investment grade by one or more nationally recognized rating agency, it may invest up to 10% of its net assets in securities rated below investment grade (commonly referred to as “junk” or “high-yield” securities). From time to time, the Bond Fund’s assets represented by debt securities rated below investment grade may exceed 10% due to changes in the value of those securities and/or the Fund as a whole and downgrades that occur after such securities were acquired. However, the Bond Fund will not acquire any debt securities rated below investment grade while its net assets that are represented by such securities exceed this limit. The Bond Fund may invest up to 20% of its net assets in other non-debt securities, which include convertible bonds, common stocks and variable-rate demand notes. The dollar-weighted average portfolio maturity of the Bond Fund will normally not exceed 10 years. The Bond Fund does not purchase securities with a view to rapid turnover.